SUNSTONE FINANCIAL GROUP, INC.
                       207 East Buffalo Street, Suite 400
                         Milwaukee, Wisconsin 53202
                               (414) 271-5885
                            Fax: (414) 271-5910

February 27, 1997

Securities and Exchange Commission
450 Fifth Street N.W.
Washington, DC 20549

Re:    Primary Trend Fund, Inc.
       (33-6343; 811-4704)
       Primary Income Funds, Inc.
       (33-29468; 811-5831)
       Filing Pursuant to Rule 30b2-1 and Section 24(b) under the
       Investment Company Act of 1940

Ladies and Gentlemen:

On behalf of the above-referenced registered investment company, transmitted herewith for filing pursuant to Rule 30b2-1 and Section 24(b) under the Investment Company Act of 1940, as amended, is the Funds' Semi-Annual Report for the period ended December 31, 1996. Questions regarding this filing may be directed to the undersigned at
(414) 271-5885.

Sincerely,


/s/ Constance Dye Shannon
-------------------------

Constance Dye Shannon
Legal and Compliance Manager


encl.


(THE PRIMARY TREND FUNDS LOGO)

SEMIANNUAL REPORT

THE PRIMARY
TREND FUND


THE PRIMARY
INCOME FUND


THE PRIMARY U.S.
GOVERNMENT FUND


MILWAUKEE, WISCONSIN
DECEMBER 31, 1996

MESSAGE TO SHAREHOLDERS

            " we believe 1996 will continue to belong to the bulls."

                                                THE PRIMARY TREND FUNDS
                                                12/31/95 Semiannual Report

  Phenomenal! That is the only word to describe the stock market action of 1996. After the superb performance in 1995, the current 15-year old bull market (which we date back to the liftoff in August 1982) made a curtain call in 1996 -
- with the Dow Jones Industrial Average (DJIA) putting in its best back-to-back annual gains since 1954-55. As of this writing, the stock market is continuing its high-spirited ways in 1997, with the DJIA crossing into the unchartered waters above the 7000 mark another milestone.

  Our value-oriented investment philosophy proved that aggressive strategies and above-average risk were NOT needed in order to beat the markets in 1996*<F1>:

                  THE PRIMARY TREND FUND.............    +30.0%
                  THE PRIMARY INCOME FUND............    +20.1%
                  THE PRIMARY U.S. GOVERNMENT FUND...     +3.8%

  THE PRIMARY TREND FUND benefited handsomely in 1996 from a number of industries that outperformed the overall market (the S&P 500 Composite returned 22.9%). The substantial weighting in energy reaped many rewards for shareholders as the underlying commodities of both crude oil and natural gas helped to buoy the entire energy complex. In addition, the portfolio's long-term holding in Global Natural Resources (+100%) was acquired by Seagull Energy; and Pennzoil (+34%) continued to make huge strides in its turnaround efforts. The stock market leadership of the financial sector in 1996 certainly ignited huge moves made by two of our larger financial holdings GreenPoint Financial (+78%) and Sallie Mae (+41%). Also, our timely entry into the cellular telecommunications industry via Nokia and Ericsson, and renewed interest in the blue-chips such as IBM and Eastman Kodak, all contributed greatly to the Fund's overall performance.

  THE PRIMARY INCOME FUND had an exceptional year as well. By keeping the portfolio's exposure to utility securities at its minimum of 25%, we were able to diminish the poor performance that this sector had in 1996 (the S&P Utilities Index returned only 3.3%). However, the portfolio's overweighting in real estate investment trusts (REITs) and the energy sector, as well as telecommunications, allowed the Fund to post back-to-back gains of over 20% for 1995 and 1996. Some of the Fund's better performers in 1996 included Angeles Mortgage REIT (+80%), Ericsson Telephone (+55%) and Sallie Mae (+41%).

  THE PRIMARY U.S. GOVERNMENT FUND, by keeping its fixed-income holdings on the shorter end of the maturity curve, was able to avoid the potholes experienced by long-term bonds in 1996 (30-year U.S. Treasury bonds declined -2.6% for the year). We envision that an opportunity to extend maturities will present itself during 1997.

  How does Wall Street improve upon the gains registered in 1995 and 1996? Today's market is being fueled by low interest rates and benign inflation, coupled with huge sums of dollars being thrown into the coffers of mutual funds. In a bull market of this magnitude, investors fear missing the boat. We have taken some profits and pared back some positions in the portfolios thus far in 1997. The market's "vital signs" are extremely healthy and in gear, with the majority of indices making new all-time highs. However, in general, the current euphoria and levels of overvaluation give us reason to pause. We feel that the direction of interest rates will be the key determinant of the longevity of this bull market and Alan Greenspan a key player.

  For 1997, investors should continue to focus on the wealth-building effects of investing in sound, well-established, undervalued common stocks while avoiding the overvalued fads of the moment. This is, and always will be, our disciplined investment strategy at the The Primary Trend Funds.

  Each of us at Arnold Investment Counsel values you as shareholders in The Primary Trends Funds you are important to us. Our entire staff is keenly aware of the responsibility you have given us through your investment in the Funds, and we pledge to work diligently on your behalf to earn your continued trust and support.

  Sincerely,

  /s/ Lilli Gust                             /s/ Barry S. Arnold

  Lilli Gust, President                      Barry S. Arnold, Vice President
  February 13, 1997

*<F1>The Trend Fund's 5- and 10-year average annual returns through 12/31/96 were 11.0% and 10.2%, respectively. The average annual returns for the 5 years ended 12/31/96 and since inception (9/1/89) for the Income Fund were 10.7% and 11.3%, respectively; and for the Government Fund, 5.2% and 7.1%, respectively.

PORTFOLIOS OF INVESTMENTS
December 31, 1996 (unaudited)


                             THE PRIMARY TREND FUND
                                                                                                                  MARKET
SHARES OR PRINCIPAL AMOUNT                                                                      COST               VALUE
--------------------------                                                                ----------          ----------
            COMMON STOCKS       83.4%
     6,000  American International Group, Inc. (Insurance)                                  $417,500            $649,500
     8,000  Amoco Corporation (Integrated oil company)                                       434,600             644,000
    18,500  Beverly Bancorporation, Inc. (Financial services)                                312,187             334,156
    30,000  Beverly Enterprises, Inc.*<F2> (Healthcare services)                             392,580             382,500
    10,000  Browning-Ferris Industries, Inc. (Waste management services)                     299,250             262,500
    10,000  CVS Corporation (Retail stores)                                                  329,933             413,750
    10,000  Eastman Kodak Company (Photographic equipment)                                   398,415             802,500
    25,000  Enron Oil & Gas Company
              (Domestic oil and gas exploration and production)                              671,500             631,250
    20,000  L.M. Ericsson Telephone AB
              (Telecommunication equipment and services)                                     446,525             603,750
    10,000  General Motors Corporation (Automobiles and trucks)                              397,540             557,500
    15,000  W.R. Grace & Co. (Chemicals)                                                     709,129             776,250
    20,000  GreenPoint Financial Corp. (Financial services)                                  576,550             945,000
    52,500  Juno Lighting, Inc. (Commercial and residential lighting)                        900,937             840,000
    10,000  Newmont Mining Corporation (Gold mining)                                         375,015             447,500
    15,000  Nokia Corporation (Telecommunication equipment and services)                     565,900             862,500
    25,000  Occidental Petroleum Corporation (Integrated oil company)                        467,085             584,375
    15,000  J.C. Penney Company, Inc. (Retail stores)                                        696,275             731,250
    25,000  Pennzoil Company
              (Domestic oil and gas exploration and production)                            1,489,275           1,412,500
    10,000  Petroleum Geo-Services ASA*<F2> (Oilfield services)                              268,100             390,000
    75,000  Snyder Oil Corporation
              (Domestic oil and gas exploration and production)                              697,592           1,303,125
    10,000  Student Loan Marketing Association (Financial services)                          441,542             931,250
    20,000  Sundstrand Corporation (Aerospace and industrial)                                436,700             850,000
    18,000  Tandy Corporation (Retail stores)                                              1,026,705             792,000
    30,000  Titan Exploration, Inc.*<F2>
              (Domestic oil and gas exploration and production)                              343,584             360,000
    12,000  Triton Energy Limited*<F2>
              (International oil and gas exploration and production)                         708,720             582,000
    30,000  Union Pacific Resources Group Inc.
              (Domestic oil and gas exploration and production)                              656,588             877,500
    30,000  USF&G Corporation (Insurance)                                                    583,350             626,250
    55,000  Western Gas Resources, Inc.
              (Natural gas gathering, transporting, and marketing)                         1,013,655           1,058,750
                                                                                         -----------         -----------
            Total Common Stocks                                                           16,056,732          19,651,656
                                                                                         -----------         -----------

            SHORT-TERM INVESTMENTS       16.5%
  $979,320  American Family Financial Services, Inc. variable rate
              demand note, 5.51%                                                            $979,320            $979,320
 2,488,801  Johnson Controls, Inc. variable rate
              demand note, 5.53%                                                           2,488,801           2,488,801
   427,641  Wisconsin Electric Power Co. variable rate
              demand note, 5.55%                                                             427,641             427,641
                                                                                         -----------         -----------
            Total Short-Term Investments                                                   3,895,762           3,895,762
                                                                                         -----------         -----------
            TOTAL INVESTMENTS       99.9%                                                $19,952,494          23,547,418
                                                                                         ===========

            Other Assets, less Liabilities       0.1%                                                             27,940
                                                                                                            ------------
            NET ASSETS (Equivalent to $13.66 per share
              based on 1,725,696 shares outstanding) 100.0%                                                  $23,575,358
                                                                                                             ===========
*<F2>Non-income producing security.

                       See notes to financial statements.



                            THE PRIMARY INCOME FUND

                                                                                                                  MARKET
SHARES OR PRINCIPAL AMOUNT                                                                      COST               VALUE
--------------------------                                                                ----------          ----------
            COMMON STOCKS       78.2%
     1,000  Amoco Corporation (Integrated oil company)                                       $55,720             $80,500
    20,000  Angeles Mortgage Investment Trust (Real estate investment trust)                 148,166             265,000
     5,000  The Brooklyn Union Gas Company (Natural gas utility)                             124,545             150,625
     4,500  Browning-Ferris Industries, Inc. (Waste management services)                     127,982             118,125
     6,000  Cable & Wireless plc (Telecommunication services)                                124,560             147,750
     2,000  CINergy Corp. (Electric utility)                                                  39,641              66,750
     1,000  Connecticut Natural Gas Corporation (Natural gas utility)                         24,705              25,500
     2,000  Consolidated Natural Gas Co. (Integrated natural gas system)                      87,325             110,500
     3,000  CVS Corporation (Retail stores)                                                   93,773             124,125
     3,000  DPL, Inc. (Electric and gas utility)                                              45,124              73,500
     5,000  L.M. Ericsson Telephone AB
              (Telecommunications equipment and services)                                    108,500             150,937
     1,500  General Motors Corporation (Automobiles and trucks)                               58,912              83,625
     2,000  W.R. Grace & Co. (Chemicals)                                                      89,151             103,500
     2,000  GTECorporation (Telephone utility)                                                62,995              91,000
     8,000  Juno Lighting, Inc.(Commercial and residential lighting)                         139,225             128,000
     4,000  Longview Fibre Company (Paper and forest products)                                68,185              73,500
     5,000  Mylan Laboratories Inc. (Pharmaceutical products)                                 99,764              83,750
     1,000  Nokia Corporation (Telecommunication equipment and services)                      44,475              57,500
     2,000  Northern States Power Company (Electric utility)                                  74,513              91,750
     6,000  Occidental Petroleum Corporation (Integrated oil company)                        126,589             140,250
     3,000  Pacific Enterprises (Natural gas utility)                                         70,335              91,125
     3,000  J.C. Penney Company, Inc. (Retail stores)                                        130,610             146,250
     3,500  Pennzoil Company (Domestic oil and gas exploration and production)               179,137             197,750
     1,000  Royal Dutch Petroleum Co., NV (Integrated oil company)                            84,625             170,750
     6,000  Security Capital Industrial Trust (Real estate investment trust)                 103,046             128,250
     5,000  Simon DeBartolo Group, Inc. (Real estate investment trust)                       100,129             155,000
     1,200  Student Loan Marketing Association (Financial services)                           52,866             111,750
     2,000  Sundstrand Corporation (Aerospace and industrial)                                 42,920              85,000
     3,500  Tandy Corporation (Retail stores)                                                161,072             154,000
     5,200  Union Pacific Resources Group Inc.
              (Domestic oil and gas exploration and production)                              110,510             152,100
     3,000  USF&G Corporation (Insurance)                                                     59,550              62,625
     8,000  Western Gas Resources, Inc.
              (Natural gas gathering, transporting, and marketing)                           130,000             154,000
     3,000  Wisconsin Energy Corporation(Electric and gas utility)                            73,280              80,625
                                                                                         -----------          ----------
            Total Common Stocks                                                            3,041,930           3,855,412
                                                                                         -----------          ----------
            PREFERRED STOCKS       8.3%
     3,000  Airtouch Communications, Inc. $1.74 Series B
              convertible preferred                                                          $83,925             $81,750
     2,000  Battle Mountain Gold Company $3.25 convertible preferred                         107,183             100,000
       340  Long Island Lighting Co. 5.00% Series B preferred                                 19,920              23,460
     2,000  Long Island Lighting Co. 4.35% Series E preferred                                117,040             127,000
     2,000  WHX Corporation $3.25 convertible preferred                                      102,875              78,000
                                                                                         -----------          ----------
            Total Preferred Stocks                                                           430,943             410,210
                                                                                         -----------          ----------
            BONDS AND NOTES       5.7%
            CONVERTIBLE DEBENTURES
  $175,000  Data General Corporation convertible subordinated debenture,
              7.75%, due 6/1/01                                                              168,172             180,250
            CORPORATE OBLIGATIONS
   100,000  Wisconsin Gas Company note, 7.50%, due 11/15/98                                   99,950             102,375
                                                                                         -----------          ----------
            Total Bonds and Notes                                                            268,122             282,625
                                                                                         -----------          ----------
            Total Long-Term Investments                                                    3,740,995           4,548,247
                                                                                         -----------          ----------
            SHORT-TERM INVESTMENTS       8.6%
   423,220  Wisconsin Electric Power Co. variable rate
              demand note, 5.55%                                                             423,220             423,220
                                                                                         -----------          ----------
            TOTAL INVESTMENTS       100.8%                                                $4,164,215           4,971,467
                                                                                                              ==========

            Liabilities, less Other Assets       (0.8)%                                                         (38,669)
                                                                                                              ----------
            NETASSETS (Equivalent to $13.28 per share
              based on 371,481 shares outstanding)100.0%                                                      $4,932,798
                                                                                                              ==========
Note to Portfolio of Investments - As required by the Fund's investment policies, the
Fund has invested $1,605,180 (33% of its net assets) in securities issued by utilities.

                       See notes to financial statements.



                        THE PRIMARY U.S. GOVERNMENT FUND
 PRINCIPAL                                                                                                        MARKET
    AMOUNT                                                                                      COST               VALUE
----------                                                                                ----------          ----------
            U.S. GOVERNMENT NOTES       90.8%
            U.S. TREASURY NOTES
   $75,000  U.S. Treasury note, 6.375%, due 7/15/99                                          $74,884             $75,755

            U.S. GOVERNMENT AGENCY NOTES
   200,000  Federal National Mortgage Association note,
              7.65%, due 4/29/04                                                             199,112             198,864
   100,000  Federal National Mortgage Association note,
              8.50%, due 2/1/05                                                               99,556             105,209
   100,000  Federal Home Loan Mortgage Corporation note,
              8.15%, due 3/2/05                                                              100,000             101,285
   200,000  Federal Home Loan Bank note,
              7.00%, due 11/21/05                                                            199,222             197,000
                                                                                           ---------          ----------
            Total U.S. Government Agency Notes                                               597,890             602,358
                                                                                           ---------          ----------
            Total U.S. Government Notes                                                      672,774             678,113
                                                                                           ---------          ----------
            SHORT-TERM INVESTMENTS       7.8%
    58,131  Wisconsin Electric Power Co. variable rate
              demand note, 5.55%                                                              58,131              58,131
                                                                                           ---------          ----------
            TOTAL INVESTMENTS       98.6%                                                   $730,905             736,244
                                                                                                              ==========

            Other Assets, less Liabilities       1.4%                                                             10,775
                                                                                                              ----------
            NETASSETS (Equivalent to $9.94 per share
              based on 75,164 shares outstanding)100.0%                                                         $747,019
                                                                                                              ==========

                       See notes to financial statements.



STATEMENTS OF ASSETS AND LIABILITIES
December 31, 1996 (unaudited)
                                                                                 THE PRIMARY
                                                                  THE PRIMARY    THE PRIMARYU.S. GOVERNMENT
                                                                   TREND FUND    INCOME FUND           FUND
                                                                  -----------  -------------   ------------
Assets:
  Investments, at Value (Note 2a):
    Common Stocks                                                 $19,651,656     $3,855,412            $--
    Preferred Stocks                                                       --        410,210             --
    Bonds and Notes                                                        --        282,625        678,113
    Short-Term Investments                                          3,895,762        423,220         58,131
                                                                 ------------    -----------    -----------
  Total Investments (Cost -- $19,952,494;
    $4,164,215 and $730,905, respectively)                         23,547,418      4,971,467        736,244

  Dividends Receivable                                                 40,110         17,234             --
  Interest Receivable                                                  11,704          4,129         13,004
  Cash                                                                     --            186             43
                                                                 ------------    -----------    -----------
  Total Assets                                                     23,599,232      4,993,016        749,291
                                                                 ------------    -----------    -----------
Liabilities:
  Payable to Brokers for Securities Purchased                              --         39,190             --
  Accrued Investment Advisory Fees (Note 3)                            14,888         18,704            260
  Cash Overdraft                                                        1,237          2,324          2,012
  Other                                                                 7,749             --             --
                                                                 ------------    -----------    -----------
  Total Liabilities                                                    23,874         60,218          2,272
                                                                 ------------    -----------    -----------
Net Assets                                                        $23,575,358     $4,932,798       $747,019
                                                                  ===========    ===========    ===========

Net Assets Per Share (Based on 1,725,696; 371,481
   and 75,164 shares outstanding, respectively)                        $13.66         $13.28          $9.94
                                                                  ===========     ==========     ==========

Net Assets Consist of:
  Capital Stock (30,000,000 shares authorized each)               $17,747,305     $4,076,215       $771,234
  Net Unrealized Appreciation of Investments                        3,594,924        807,252          5,339
  Undistributed Net Investment Income                                 213,108             --             --
  Undistributed Net Realized Gains (Accumulated Losses)             2,020,021         49,331       (29,554)
                                                                  -----------    -----------     ----------
Net Assets                                                        $23,575,358     $4,932,798       $747,019
                                                                  ===========    ===========     ==========

                       See notes to financial statements.



STATEMENTS OF OPERATIONS
For the six months ended December 31, 1996 (unaudited)
                                                                                                   THE PRIMARY
                                                                  THE PRIMARY    THE PRIMARY   U.S. GOVERNMENT
                                                                   TREND FUND    INCOME FUND              FUND
                                                                 ------------   ------------  ----------------
Income (Note 2b):
  Interest                                                            $23,880        $22,397           $28,582
  Dividends                                                           190,973         70,480                --
                                                                   ----------      ---------         ---------
  Total Income                                                        214,853         92,877            28,582
                                                                   ----------      ---------         ---------
Expenses:
  Investment Advisory Fees (Note 3)                                    81,387         17,229             2,599
  Shareholder Servicing Costs                                          14,405          5,270             4,700
  Professional Fees                                                    10,779          6,258             6,258
  Fund Accounting                                                       5,244          1,669               613
  Registration Fees                                                     4,147          3,382             2,965
  Custodial Fees                                                        3,456          1,233               101
  Postage                                                               2,858            459               148
  Printing                                                              2,845            835               269
  Insurance                                                             2,434            952               170
  Other                                                                 2,093            590               304
                                                                   ----------      ---------         ---------
  Total Expenses Before Reimbursement                                 129,648         37,877            18,127
  Less Expenses Reimbursed By Adviser (Note 3)                             --       (18,320)          (15,128)
                                                                   ----------      ---------         ---------
  Net Expenses                                                        129,648         19,557             2,999
                                                                   ----------      ---------         ---------
Net Investment Income                                                  85,205         73,320            25,583
                                                                   ----------      ---------         ---------
Net Realized Gain (Loss) on Investments                             2,529,355        124,298             (302)
Net Change in Unrealized Appreciation of Investments                  744,554        348,036             6,218
                                                                   ----------      ---------         ---------
Net Realized and Unrealized Gain on Investments                     3,273,909        472,334             5,916
                                                                   ----------      ---------         ---------
Net Increase in Net Assets From Operations                         $3,359,114       $545,654           $31,499
                                                                   ==========      =========         =========

                       See notes to financial statements.



STATEMENTS OF CHANGES IN NET ASSETS
(unaudited)
                                                                                                    THE PRIMARY
                                             THE PRIMARY                THE PRIMARY              U.S. GOVERNMENT
                                              TREND FUND                INCOME FUND                     FUND
                                      -------------------------  -------------------------   -------------------------
                                        SIX MONTHS  YEAR ENDED     SIX MONTHS   YEAR ENDED     SIX MONTHS  YEAR ENDED
                                             ENDED    JUNE 30,          ENDED     JUNE 30,          ENDED    JUNE 30,
                                     DEC. 31, 1996        1996  DEC. 31, 1996         1996  DEC. 31, 1996        1996
                                     ------------- -----------  -------------   ----------  -------------  ----------
Operations:
  Net Investment Income                    $85,205    $355,627        $73,320     $142,076        $25,583     $69,802
  Net Realized Gain (Loss)
    on Investments                       2,529,355   1,960,593        124,298      351,686          (302)      10,927
  Net Change in Unrealized
    Appreciation (Depreciation)
    of Investments                         744,554     340,566        348,036       83,924          6,218    (27,959)
                                       -----------  ----------     ----------    ---------     ----------  ----------
  Net Increase in Net
    Assets from Operations               3,359,114   2,656,786        545,654      577,686         31,499      52,770
                                       -----------  ----------     ----------    ---------     ----------  ----------
Distributions to Shareholders:
  From Net Investment Income             (233,654)   (405,673)       (73,320)    (142,076)       (25,583)    (69,802)
  From Net Realized Gains              (1,226,009) (1,358,826)      (270,274)    (183,159)             --          --
                                       -----------  ----------     ----------    ---------     ----------  ----------
  Decrease in Net Assets from
    Distributions                      (1,459,663) (1,764,499)      (343,594)    (325,235)       (25,583)    (69,802)
                                       -----------  ----------     ----------    ---------     ----------  ----------
Fund Share Transactions:
  Proceeds from Shares Sold                340,223     782,640        132,483    1,054,434         20,585     103,650
  Reinvested Distributions               1,394,574   1,687,297        335,393      311,175         22,217      60,464
  Cost of Shares Redeemed              (1,181,965) (3,582,045)      (247,521)  (1,329,123)      (100,473)   (693,626)
                                       -----------  ----------     ----------    ---------     ----------  ----------
  Net Increase (Decrease) in
    Net Assets from Fund
    Share Transactions                     552,832 (1,112,108)        220,355       36,486       (57,671)   (529,512)
                                       -----------  ----------     ----------    ---------     ----------  ----------
Total Increase (Decrease) in
    Net Assets                           2,452,283   (219,821)        422,415      288,937       (51,755)   (546,544)
Net Assets:
  Beginning of Period                   21,123,075  21,342,896      4,510,383    4,221,446        798,774   1,345,318
                                       -----------  ----------     ----------    ---------     ----------  ----------
  End of Period                        $23,575,358 $21,123,075     $4,932,798   $4,510,383       $747,019    $798,774
                                       =========== ===========     ==========   ==========     ==========  ==========

Undistributed Net Investment
  Income at End of Period                 $213,108    $361,557             --           --             --          --
                                       =========== ===========     ==========   ==========     ==========  ==========

Transactions in Shares:
  Sales                                     25,960      64,755         10,680       84,762          2,085      10,332
  Reinvested Distributions                 114,513     147,550         27,114       25,475          2,239       5,995
  Redemptions                             (92,091)   (298,837)       (19,384)    (106,883)       (10,121)    (68,763)
                                       -----------  ----------     ----------    ---------     ----------  ----------
  Net Increase (Decrease)                   48,382    (86,532)         18,410        3,354        (5,797)    (52,436)
                                       =========== ===========     ==========   ==========     ==========  ==========

                       See notes to financial statements.



FINANCIAL HIGHLIGHTS
The following table shows per share operating performance data, total investment return, ratios and supplemental data for each period (unaudited)
                                                                                                     THE PRIMARY
                                               THE PRIMARY               THE PRIMARY               U.S. GOVERNMENT
                                                TREND FUND               INCOME FUND                    FUND
                                      ------------------------- --------------------------   -------------------------
                                        SIX MONTHS  YEAR ENDED     SIX MONTHS   YEAR ENDED     SIX MONTHS  YEAR ENDED
                                             ENDED    JUNE 30,          ENDED     JUNE 30,          ENDED    JUNE 30,
                                     DEC. 31, 1996        1996  DEC. 31, 1996         1996  DEC. 31, 1996        1996
                                     -------------  ----------   ------------   ----------  ------------- -----------
Per Share Operating Performance
Net Asset Value, Beginning of Period        $12.59      $12.10         $12.77       $12.07          $9.87      $10.09
                                           -------    --------        -------      -------        -------     -------
Net Investment Income                         0.05        0.21           0.20         0.43           0.32        0.63
Net Realized and Unrealized Gain
   (Loss) on Investments                      1.89        1.30           1.27         1.28           0.07      (0.22)
                                           -------    --------        -------      -------        -------     -------
Total from Investment Operations              1.94        1.51           1.47         1.71           0.39        0.41
                                           -------    --------        -------      -------        -------     -------
Less Distributions:
  From Net Investment Income                (0.14)      (0.23)         (0.20)       (0.43)         (0.32)      (0.63)
  From Net Realized Gains                   (0.73)      (0.79)         (0.76)       (0.58)             --          --
                                           -------    --------        -------      -------        -------     -------
  Total Distributions                       (0.87)      (1.02)         (0.96)       (1.01)         (0.32)      (0.63)
                                           -------    --------        -------      -------        -------     -------
Net Increase (Decrease)                       1.07        0.49           0.51         0.70           0.07      (0.22)
                                           -------    --------        -------      -------        -------     -------
Net Asset Value, End of Period              $13.66      $12.59         $13.28       $12.77          $9.94       $9.87
                                           =======    ========        =======      =======        =======     =======

Total Investment Return                     +16.4%      +11.7%         +12.2%       +14.8%          +4.0%       +4.1%
Ratios and Supplemental Data
  Net Assets, End of Period
    (in thousands)                         $23,575     $21,123         $4,933       $4,510           $747        $799
  Ratio of Expenses to
    Average Net Assets                      1.18%*<F3>   1.19%         0.84%*<F3>    0.84%         0.75%*<F3>   0.75%
  Ratio of Net Investment
    Income to Average Net Assets            0.77%*<F3>   1.68%         3.15%*<F3>    3.43%         6.40%*<F3>   6.24%
  Ratio of Expenses Reimbursed
    to Average Net Assets                       --          --         0.79%*<F3>    0.73%         3.79%*<F3>   2.20%
  Portfolio Turnover                         37.0%       46.5%          24.2%        41.5%           NONE       46.6%
  Average Commission Rate
    Paid per Share                         $0.0548         N/A        $0.0949          N/A            N/A         N/A

 *<F3>Annualized

                       See notes to financial statements.


NOTES TO FINANCIAL STATEMENTS
December 31, 1996 (unaudited)

1. ORGANIZATION

   The Primary Trend Fund, Inc. ("Trend Fund") began operations on September 15, 1986. The Primary Income Funds, Inc. ("Income Funds") began operations on September 1, 1989. The Trend Fund and the Income Funds, collectively, the "Funds", are registered under the Investment Company Act of 1940 as open-end investment management companies. The Income Funds is a "series" fund which consists of two portfolios: The Primary Income Fund ("Income Fund") and The Primary U.S. Government Fund ("Government Fund").

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies followed by the Funds. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

   a. Each security, excluding securities with sixty days or less remaining to maturity, is valued at the last sale price, or if no sale is reported, the average of the latest bid and asked prices. Other securities for which market quotations are not readily available are valued under procedures approved by the Boards of Directors. Securities with sixty days or less remaining to maturity are valued at amortized cost, which approximates market value.

   b. Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned, and includes amortization of premiums and discounts. Securities gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

   c. No provision for federal income taxes has been made since the Funds have elected to be taxed as regulated investment companies and intend to distribute their net investment income and net realized gains to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The cost basis of investments for federal income tax purposes is the same as that for financial statement purposes.

3. INVESTMENT ADVISORY FEES AND MANAGEMENT AGREEMENTS

   The Funds have agreements with Arnold Investment Counsel, Inc. (the "Adviser"), with whom certain officers and directors of the Funds are affiliated, to serve as investment adviser. Under the terms of the agreements, the Adviser receives from both the Trend Fund and the Income Fund a monthly fee at an annual rate of 0.74% of their respective average daily net assets; and from the Government Fund a monthly fee at an annual rate of 0.65% of its average daily net assets. The agreements further stipulate that the Adviser will reimburse the Funds for annual expenses exceeding certain specified levels. In addition to the reimbursements required under the agreements, the Adviser has voluntarily reimbursed the Income Fund and the Government Fund for additional expenses incurred during the six months ended December 31, 1996. As of December 31, 1996, the Adviser was reimbursing the Income Fund for all expenses exceeding 0.84% of its average daily net assets; and the Government Fund for all expenses exceeding 0.75% of its average daily net assets. These additional voluntary reimbursements to the Funds may be modified or discontinued at any time by the Adviser. The Adviser was not required to reimburse the Trend Fund for the six months ended December 31, 1996. For the six months ended December 31, 1996, the Funds incurred investment advisory fees, net of expense reimbursements, totalling $67,767. The Trend Fund paid total directors fees of $500 to its outside director and the Income Funds paid total directors fees of $500 to its outside director during the six months ended December 31, 1996.

4. PURCHASES AND SALES OF SECURITIES

   For the six months ended December 31, 1996, total purchases and proceeds from sales of securities, other than short-term investments, for the Trend Fund were $7,658,947 and $11,577,252, respectively; for the Income Fund, $1,124,112 and $1,014,360, respectively; and for the Government Fund, $0 and $99,200, respectively.

(THE PRIMARY TREND FUNDS LOGO)

INVESTMENT ADVISER

 Arnold Investment Counsel
   Incorporated
 First Financial Centre
 700 North Water Street
 Milwaukee, Wisconsin 53202
 (800) 443-6544

OFFICERS

 Lilli Gust, President
 Barry S. Arnold, Vice President and Assistant Secretary
 James R. Arnold, Jr., Secretary-Treasurer

DIRECTORS

 Barry S. Arnold
 Joseph L. Cook
 Lilli Gust

CUSTODIAN, TRANSFER AGENT and
DIVIDEND DISBURSING AGENT

 Firstar Trust Company
 615 East Michigan Street
 Milwaukee, Wisconsin 53202
 (800) 338-1579

INDEPENDENT AUDITORS

 Ernst & Young LLP
 111 East Kilbourn Avenue
 Milwaukee, Wisconsin 53202

LEGAL COUNSEL

 Foley & Lardner
 777 East Wisconsin Avenue
 Milwaukee, Wisconsin 53202

Founding member of
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MUTUAL FUND
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